SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advances from customers	¥ 40,062,189	¥ 7,478,309	$ 6,139,799
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Contract liabilities as of January 1, 2019 prior to adoption of ASC 606	40,755,042	33,406,992
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2019 as a result of adoption of ASC 606		(2,348,375)
Cash received in advance, excluding VAT	2,364,340,559	1,967,468,291
Revenue recognized from opening balance of contract liabilities	(38,584,009)	(30,823,816)
Revenue recognized from contract liabilities arising during current year	(2,301,117,311)	(1,926,948,050)
Contract liabilities as of December 31, 2019	¥ 65,394,281	¥ 40,755,042